Accounts Receivables - Concessions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Accounts receivable related to the concession	R$ 2,278,293	R$ 2,266,805
Accounts receivable related to the concession, current	8,603	5,121
Accounts receivable related to the concession, noncurrent	2,269,690	2,261,684
Power Distribution Service Concession [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable related to the concession	1,442,819	1,200,708
Piped Gas Distribution Service Concession [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable related to the concession		233,026
Bonus From The Grant Of Concession Agreements Under The Quota System [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable related to the concession	766,832	730,851
Generation Concession Agreements [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable related to the concession	R$ 68,642	R$ 102,220